Inventory	6 Months Ended
Jun. 30, 2022
Inventory
Inventory
7.	Inventory

The Company’s inventory included consumer packaging inventory and dried cannabis flower finished product at RPK in Portugal with a total carrying amount of $895,773.67 (2021 - $0). During the six months ended June 30, 2022, inventories with a cost of $34,704 were recorded as cost of sales (2021 - $5,849).